Deferred compensation awards - Activity relating to SAR Plan B awards (Detail) - SAR Plan B awards [Member] - ¥ / shares	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Outstanding
Outstanding (number of shares), Beginning	7,913,800
Outstanding (number of shares), Granted
Outstanding (number of shares), Exercised	(3,339,000)
Outstanding (number of shares), Forfeited	(3,800)
Outstanding (number of shares), Expired	(548,000)
Outstanding (number of shares), Ending	4,023,000	7,913,800
Outstanding (number of shares), Exercisable, Ending	3,750,600
Weighted-average grant date fair value per share
Weighted-average grant date fair value per share, Beginning	¥ 516
Weighted-average grant date fair value per share, Granted
Weighted-average grant date fair value per share, Exercised	541
Weighted-average grant date fair value per share, Forfeited	469
Weighted-average grant date fair value per share, Expired	564
Weighted-average grant date fair value per share, Ending	490	¥ 516
Weighted-average grant date fair value per share, Exercisable, Ending	¥ 494
Weighted-average remaining life until expiry (years)
Weighted-average remaining life until expiry (years), Outstanding	1 year 10 months 24 days	2 years 3 months 18 days
Weighted-average remaining life until expiry (years), Exercisable	1 year 7 months 6 days